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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [x]; Amendment Number: 3

This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Magnetar Financial LLC
Address:  1603 Orrington Avenue, 13th Floor
          Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Turro
Title:    Chief Compliance Officer
Phone:    847-905-4690

Signature, Place, and Date of Signing:

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
/s/ Michael Turro    Evanston, IL     February 14, 2012
-------------------  ---------------  ------------------
   [Signature]       [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       2
Form 13F Information Table Value Total:   $ 43,374
                                         (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT CONFIDENTIAL TREATMENT EXPIRED.

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

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
           COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
------------------------------- --------  --------- -------- -----------------  ----------  --------  ------------------
                                                                                                       VOTING AUTHORITY
           NAME OF              TITLE OF             VALUE   SHRS OR SH/  PUT/  INVESTMENT   OTHER    ------------------
           ISSUER                CLASS     CUSIP    [x$1000] PRN AMT PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
------------------------------- --------  --------- -------- ------- ---  ----- ----------  --------  ------ ------ ----
* DOLLAR THRIFTY AUTOMOTIVE GP  COM       256743105   1,668   25000  SH         SOLE                   25000
* DOLLAR THRIFTY AUTOMOTIVE GP  COM       256743105  41,706  625000  SH   CALL  SOLE                  625000
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